Mortgage Servicing Rights - Summary of MSRs Carried at Lower of Amortized Cost or Fair Value (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Servicing Asset at Amortized Cost, Balance [Roll Forward]
Balance at beginning of year	$ 404,101	$ 308,137	$ 266,697
MSRs resulting from mortgage loan sales	267,755	140,511	73,640
Amortization	(65,647)	(43,982)	(31,911)
Sales	(106)	(565)	(289)
Balance at end of year	606,103	404,101	308,137
Balance at beginning of year	(10,944)	(7,715)	(2,577)
Additions	(2,728)	(3,229)	(5,138)
Balance at end of year	(13,672)	(10,944)	(7,715)
MSRs, net	592,431	393,157	300,422
Fair value at beginning of year	424,154	322,230	289,737
Fair value at year end	626,334	424,154	$ 322,230
Mortgage servicing rights [Member]
Servicing Asset at Amortized Cost, Balance [Roll Forward]
MSRs carried at lower of cost or fair value pledged to secure notes payable at year end	$ 592,431	$ 393,157